SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

The operating businesses are combined into operating groups, which generally have overlapping product offerings, geographical presence, customer bases, distribution channels, and regulatory oversight. These operating groups are considered the Company’s reportable segments as the Company’s chief operating decision-maker regularly reviews financial results at the operating group level and uses this information to manage the Company’s operations. The Company evaluates performance of the segments based on the groups’ net third party sales, excluding precious metal content, and segment income. The Company defines net third party sales excluding precious metal content as the Company’s net sales excluding the precious metal cost within the products sold, and this is considered a non-US GAAP measure. The Company’s exclusion of precious metal content in the measurement of net third party sales enhances comparability of performance between periods as it excludes the fluctuating market prices of the precious metal content. The Company defines segment income as net operating income after the assignment of certain direct corporate costs and before restructuring and other costs, interest expense, interest income, other expense (income), net and provision for income taxes. A description of the products and services provided within each of the Company’s three reportable segments is provided below.

Significant interdependencies exist among the Company’s operations in certain geographic areas. Inter-segment sales are at prices intended to provide a reasonable profit to the manufacturing unit after recovery of all manufacturing costs and to provide a reasonable profit for purchasing locations after coverage of marketing and general and administrative costs.

During the first quarter of 2015, the Company realigned reporting responsibilities for multiple locations as a result of changes to the management structure. The segment information below reflects the revised structure for all periods shown.

Dental Consumables, Endodontic and Dental Laboratory Businesses

This segment includes responsibility for the design and manufacture of the Company’s chairside consumable products. It also has responsibilities for sales and distribution of certain small equipment and chairside consumable products in the United States, Germany and certain other European regions as well as responsibility for the sales and distribution of certain endodontic products in Germany and certain other European regions. In addition, this segment is responsible for the design, manufacture, sales and distribution of most of the Company’s dental laboratory products. This segment is also responsible for the design, manufacture, worldwide distribution and sales of certain non-dental products, excluding urological and surgery-related products.

Healthcare, Orthodontic and Implant Businesses

This segment is responsible for the worldwide design, manufacture, sales and distribution of the Company’s healthcare products, primarily urological and surgery-related products, throughout most of the world. This segment also includes responsibility for the design, manufacture, sales and distribution of orthodontic and implant products, in most regions of the world. Additionally, segment is also responsible for the sales and distribution of most of the Company’s other dental products, including most dental consumables within Canada.

Select Developed and Emerging Markets Businesses

This segment has responsibilities for sales and distribution of chairside consumable, endodontic and dental laboratory products within certain European regions, Japan and Australia. This segment also includes the responsibility for the sales and distribution of most of the Company’s dental products, including most dental consumables, sold in Eastern Europe, Middle East, South America, Latin America including Mexico, Asia and Africa.

The following table sets forth information about the Company’s segments for the years ended December 31, 2014, 2013 and 2012.

Third Party Net Sales
(in thousands)	2014	2013	2012

Dental Consumables, Endodontic and Dental Laboratory Businesses	$1,308,856	$1,346,082	$1,322,200
Healthcare, Orthodontic and Implant Businesses	1,067,497	1,059,913	1,055,739
Select Developed and Emerging Markets Businesses	546,267	544,775	550,490
Total net sales	$2,922,620	$2,950,770	$2,928,429

Third Party Net Sales, Excluding Precious Metal Content
(in thousands)	2014	2013	2012

Dental Consumables, Endodontic and Dental Laboratory Businesses	$1,208,105	$1,197,124	$1,144,857
Healthcare, Orthodontic and Implant Businesses	1,066,705	1,058,991	1,054,275
Select Developed and Emerging Markets Businesses	517,867	515,613	515,566
Total net sales, excluding precious metal content	$2,792,677	$2,771,728	$2,714,698
Precious metal content of sales	129,943	179,042	213,731
Total net sales, including precious metal content	$2,922,620	$2,950,770	$2,928,429

Intersegment Net Sales
(in thousands)	2014	2013	2012

Dental Consumables, Endodontic and Dental Laboratory Businesses	$346,913	$344,124	$327,039
Healthcare, Orthodontic and Implant Businesses	6,816	8,343	10,066
Select Developed and Emerging Markets Businesses	12,811	14,614	14,586
All Other (a)	239,200	243,127	221,867
Eliminations	(605,740)	(610,208)	(573,558)
Total	$—	$—	$—

(a)	Includes amounts recorded at Corporate headquarters and one distribution warehouse not managed by named segments.

Depreciation and Amortization
(in thousands)	2014	2013	2012

Dental Consumables, Endodontic and Dental Laboratory Businesses	$44,639	$43,060	$43,414
Healthcare, Orthodontic and Implant Businesses	73,770	73,077	71,036
Select Developed and Emerging Markets Businesses	5,279	5,623	6,094
All Other (b)	5,389	6,143	8,655
Total	$129,077	$127,903	$129,199

(b)	Includes amounts recorded at Corporate headquarters.

Segment Operating Income
(in thousands)	2014	2013	2012

Dental Consumables, Endodontic and Dental Laboratory Businesses	$405,020	$401,012	$383,492
Healthcare, Orthodontic and Implant Businesses	126,569	105,868	109,929
Select Developed and Emerging Markets Businesses	(1,372)	(4,268)	(217)
Segment Operating Income	$530,217	$502,612	$493,204

Reconciling Items (income) expense:
All Other (c)	73,534	70,090	85,548
Restructuring and other costs	11,083	13,356	25,717
Interest expense	46,910	49,625	56,851
Interest income	(5,592)	(8,123)	(8,760)
Other expense (income), net	(91)	8,329	3,169
Income before income taxes	$404,373	$369,335	$330,679

(c)	Includes results of unassigned Corporate headquarters costs, inter-segment eliminations and one distribution warehouse not managed by named segments.

Capital Expenditures
(in thousands)	2014	2013	2012

Dental Consumables, Endodontic and Dental Laboratory Businesses	$48,862	$44,993	$43,964
Healthcare, Orthodontic and Implant Businesses	34,830	41,215	38,512
Select Developed and Emerging Markets Businesses	7,346	8,818	4,581
All Other (d)	8,540	5,319	5,015
Total	$99,578	$100,345	$92,072

(d)	Includes capital expenditures of Corporate headquarters.

Assets
(in thousands)	2014	2013

Dental Consumables, Endodontic and Dental Laboratory Businesses	$1,358,018	$1,399,347
Healthcare, Orthodontic and Implant Businesses	2,655,622	3,132,131
Select Developed and Emerging Markets Businesses	369,844	442,419
All Other (e)	262,975	99,727
Total	$4,646,459	$5,073,624

(e)	Includes assets of Corporate headquarters, inter-segment eliminations and one distribution warehouse not managed by named segments.

Geographic Information

The following table sets forth information about the Company’s operations in different geographic areas for the years ended December 31, 2014, 2013 and 2012. Net sales reported below represent revenues for shipments made by operating businesses located in the country or territory identified, including export sales. Property, plant and equipment, net, represents those long-lived assets held by the operating businesses located in the respective geographic areas.

(in thousands)	United States	Germany	Sweden	Other Foreign	Consolidated

2014
Net sales	$1,015,868	$541,787	$48,853	$1,316,112	$2,922,620
Property, plant and equipment, net	170,805	109,262	103,857	204,921	588,845

2013
Net sales	$1,011,646	$559,109	$57,504	$1,322,511	$2,950,770
Property, plant and equipment, net	158,673	129,685	134,083	214,731	637,172

2012
Net sales	$993,980	$546,092	$54,507	$1,333,850	$2,928,429
Property, plant and equipment, net	148,950	122,310	133,502	209,943	614,705

Product and Customer Information

The following table presents net sales information by product category:

	December 31,
(in thousands)	2014	2013	2012

Dental consumables products	$787,917	$777,935	$768,098
Dental laboratory products	408,981	472,080	511,850
Dental specialty products	1,364,399	1,347,417	1,313,035
Consumable medical device products	361,323	353,338	335,446
Total net sales	$2,922,620	$2,950,770	$2,928,429

Dental consumable products consist of value added dental supplies and small equipment products used in dental offices for the treatment of patients. DENTSPLY’s products in this category include dental anesthetics, infection control products, prophylaxis paste, dental sealants, impression materials, restorative materials, bone grafting materials, tooth whiteners and topical fluoride. The Company manufactures thousands of different consumable products marketed under more than a hundred brand names. Small equipment products consist of various durable goods used in dental offices for treatment of patients. DENTSPLY’s small equipment products include dental handpieces, intraoral curing light systems and ultrasonic scalers and polishers.

Dental laboratory products are used in dental laboratories in the preparation of dental appliances. DENTSPLY’s products in this category include dental prosthetics, including artificial teeth, precious metal dental alloys, dental ceramics, crown and bridge materials, and equipment products used in laboratories consisting of computer aided design and machining (CAD/CAM) ceramic systems and porcelain furnaces.

Dental specialty products are specialized treatment products used within the dental office and laboratory settings. DENTSPLY’s products in this category include endodontic (root canal) instruments and materials, implants and related products, bone grafting material, 3D digital scanning and treatment planning software, dental lasers and orthodontic appliances and accessories.

Consumable medical device products consist mainly of urology catheters, certain surgical products, medical drills and other non-medical products.

For the years 2014, 2013, and 2012, the Company did not have any single customer that represented ten percent or more of DENTSPLY’s consolidated net sales. Third party export sales from the U.S. are less than ten percent of consolidated net sales.